File No. 002-62329
                                                    	Rule 497(e)


             Merrill Lynch Corporate Bond Fund, Inc.

              Supplement dated June 3, 1997 to the
                Prospectus dated January 28, 1997

Initial Sales Charge Alternatives-Class A and D Shares--Eligible
Class A Investors-- The fourth sentence is replaced with the following:

Class A shares are available at net asset value to corporate warranty insurance reserve fund programs and US branches of foreign banking institutions provided that the program or branch has $3 million or more initially invested in MLAM-advised mutual funds.




CODE# 10046-0197ALL